EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 1,273	$ 541	$ 609
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 53	$ 130
Business services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	14.00%	13.00%
Voting interest	14.00%	13.00%
Business services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	90.00%	90.00%
Voting interest	90.00%	90.00%
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 366	$ 338
Infrastructure services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	25.00%	25.00%
Voting interest	25.00%	25.00%
Infrastructure services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	50.00%	50.00%
Voting interest	50.00%	50.00%
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 854	$ 73
Industrials | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	24.00%	24.00%
Voting interest	24.00%	24.00%
Industrials | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest	54.00%	50.00%
Voting interest	50.00%	50.00%